Investment (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Apr. 30, 2019	Aug. 31, 2018	Apr. 17, 2018
Investment (Details) [Line Items]
Mountain’s investment percentage							50.00%
Initial investment				$ 43.0
Contingent consideration				$ 7.0	$ 7.0
Contingent consideration description				The Company recorded an estimate of contingent consideration payable of $7.0 million as of the acquisition date.
Carrying value investment			$ 2.3
Ownership percentage			4.00%
Shares in percentage		100.00%
Exchange costs		$ 0.7
Impairment existed		2.3
Total consideration						$ 15.0
Repurchased shares (in Shares)	11,149,200
Repurchased per share (in Dollars per share)	$ 0.48605796
Recognized a gain on sale of investment	$ 1.7
Investment		$ 11.3	$ 15.0
Series B Preferred Stock [Member]
Investment (Details) [Line Items]
Preferred stock shares issued (in Shares)						11,506,695